TIAA-CREF Lifecycle Index Retirement Income Fund
TIAA-CREF Lifecycle Index Retirement Income Fund
Investment objective
The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Lifecycle Index Retirement Income Fund	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Lifecycle Index Retirement Income Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.73%	0.44%	0.46%
Acquired Fund Fees and Expenses	[2]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.00%	0.81%	0.68%
Waivers and Expense Reimbursements	[3][4]	(0.59%)	(0.50%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.41%	0.31%	0.16%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2014, unless changed with approval of the Board of Trustees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board of Trustees.
[4]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.06%. This waiver will remain in effect through September 30, 2014, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2014 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Lifecycle Index Retirement Income Fund (USD $)	Retirement Class	Premier Class	Institutional Class
1 Year	42	32	16
3 Years	260	209	165
5 Years	495	400	327
10 Years	1,171	955	797

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2013, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2014, which may change, are approximately as follows: U.S. Equity: 28.00%; International Equity: 12.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2013, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.07%	U.S. Equity	30.22%	● Equity Index Fund	30.22%
		International Equity	9.85%	● International Equity Index Fund	7.52%
				● Emerging Markets Equity Index Fund	2.33%
FIXED-INCOME	59.93%	Fixed-Income	50.08%	● Bond Index Fund	50.08%
		Inflation-Protected Assets	9.85%	● Inflation-Linked Bond Fund	9.85%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2012, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)† Lifecycle Index Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2013, was 1.70%.
Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -4.69%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2012
Average Annual Returns TIAA-CREF Lifecycle Index Retirement Income Fund		One Year	Since Inception		Inception Date
Retirement Class		9.33%	7.77%		Sep. 30, 2009
Institutional Class		9.59%	8.03%		Sep. 30, 2009
Premier Class		9.35%	7.85%		Sep. 30, 2009
After Taxes on Distributions Retirement Class		8.83%	7.11%
After Taxes on Distributions and Sale of Fund Shares Retirement Class		6.20%	6.34%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.76%	[1]
Lifecycle Index Retirement Income Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	9.58%	8.19%	[1]
[1]	Performance is calculated from the inception date of the Retirement Class.
[2]	As of the close of business on December 31, 2012, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.